Capital Management - Summary of Capital (Parenthetical) (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Restricted funds		₨ 6,352	$ 87	₨ 1,530
Non-current bank deposits	[1]	1,107	15	338
Part Of Total Cash [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Non-current bank deposits		₨ 1,107	$ 15	₨ 338

[1]	Additionally, Non-current bank deposits of ₹ 338 million and ₹ 1,107 million ($ 15 million) as at March 31, 2020 and March 31, 2021 respectively have been included to form part of ‘total cash’ in the capital management disclosures.